Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom Income Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jul. 20, 2017
Fidelity Freedom Income Fund - Class K
Bar Chart Table:
Annual Return 2018	(1.74%)
Annual Return 2019	10.74%
Annual Return 2020	9.00%
Annual Return 2021	3.15%
Annual Return 2022	(11.30%)